Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock-Based Compensation
Stock-Based Compensation

14. Stock-Based Compensation

Performance and Incentive Pay Plan

The Company’s Performance and Incentive Pay Plan (the “PIPP”), which was approved on February 20, 2019 and amended on May 29, 2020 in connection with the Recapitalization Transaction, is a stock-based compensation plan to attract, retain and motivate employees and directors while directly linking incentives to increases in stockholder value. Terms and conditions (including performance-based vesting criteria) of awards granted under the PIPP are established by the Board of Directors or the Compensation Committee of the Board of Directors, who administer the PIPP. Awards may be granted in a variety of forms, including restricted stock, restricted stock units, stock options, stock appreciation rights, performance awards, and other stock-based awards. The number of shares of common stock made available for award under the PIPP is equal to 5.0% of the issued and outstanding shares of HYMC common stock immediately after the close of the Recapitalization Transaction, or 2,508,002 shares.

As of June 30, 2020, all awards granted under the PIPP were in the form of restricted stock units to employees of the Company. Restricted stock units granted under the PIPP without performance-based vesting criteria typically vest in equal annual installments over two or three years. Awards granted with performance-based vesting criteria typically vest in annual installments over two or three years subject to the achievement of certain financial and operating results of the Company.

For restricted stock units granted in the first quarter of 2019, a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be granted and issued upon vesting is to be calculated on the vesting date, which can be the closing date of the Recapitalization Transaction, June 1, 2020, or the second and third anniversary of the date of the grant or the annual date the compensation committee determines the achievement of the corporate performance targets. In connection with the closing of the Recapitalization Transaction on May 29, 2020, 78,565 restricted stock units, which were granted in 2019, vested at an average price of $12.65 per share, the closing price of HYMC common stock on the date of the Recapitalization Transaction, for a total fair value of $1.0 million. Additionally, on June 1, 2020, 70,238 restricted stock units vested at an average price of $11.50 per share, the closing price of HYMC common stock on such vesting date, for a total fair value of $0.8 million. During the three months ended June 30, 2020, the Company reclassified $1.8 million from Other liabilities, current to Additional paid-in capital for the restricted stock units that vested; however, shares of common stock for such awards have not yet been issued but will be upon the Conversion Date, as defined in the grant agreements. As of June 30, 2020, all outstanding and unvested restricted stock vests through March 2022 and is included in Other liabilities, current on the condensed consolidated balance sheets.

The fair value of restricted stock units is recognized as expense over the vesting period. During the three and six months ended June 30, 2020, the Company recognized $0.2 million and $0.6 million, respectively, in stock-based compensation cost related to previously granted restricted stock units. During the three and six months ended June 30, 2019, the Company recognized $0.3 million and $0.5 million, respectively, in stock-based compensation cost related to the issuance of the restricted stock units.

Non-Employee Director Phantom Stock Plan

Non-executive members of Seller’s Board of Director’s received phantom shares pursuant to the Hycroft Mining Corporation Non-Employee Director Phantom Stock Plan (the “Phantom Plan”) as part of their annual compensation pursuant to phantom stock award agreements. For grants issued during the years ended 2015 and 2016, the cash payment was equal to the fair market value of one share of common stock of Seller at the date of payment. Under the grant agreements, each phantom share vested on the date of grant and entitled the participant to a cash payment. For grants issued during 2020, 2019 and 2018, the cash payment was equal to the greater of the (1) grant date value, and (2) the fair market value of one share of common stock of Seller at the date of payment. The cash payments were to be made to participants upon certain Payment Events, as such term is defined in the Phantom Plan, which was triggered by the closing of the Recapitalization Transaction. In connection with the closing of the Recapitalization Transaction, a $1.8 million cash payment was made to the participants to satisfy the 1,237,500 phantom shares that were vested and outstanding.

During the six months ended June 30, 2020 and 2019, non-employee members of Seller’s board of directors were granted a total of 157,500 and 315,000 phantom shares of stock, respectively, which vested upon grant. During the six months ended June 30, 2020 and 2019, the Company recorded $0.2 million and $0.5 million, respectively, in compensation expense related to the vesting of the phantom shares granted during each respective period, which are included in General and administrative on the condensed consolidated statements of operations. Historically, the Company included amounts for outstanding phantom awards at fair value within Other liabilities, current (see Note 18 – Fair Value Measurements for additional information).

13.  Stock-Based Compensation

The Company has a stock-based compensation plan, the Performance and Incentive Pay Plan (the “PIPP”), to attract, retain and motivate employees while directly linking incentives to increases in stockholder value. Terms and conditions (including performance-based vesting criteria) of awards granted under the PIPP are established by the Board of Directors or the Compensation Committee of the Board of Directors, who administer the plan.

On February 20, 2019, the Board of Directors of the Company approved the PIPP, which makes available up to 4,277,000 shares of common stock for award. The awards may be granted in a variety of forms, including restricted stock, restricted stock units, stock options, stock appreciation rights, performance awards, and other stock-based awards. As of December 31, 2019, all awards granted under the PIPP were in the form of restricted stock units.

Restricted stock units granted under the PIPP without performance-based vesting criteria typically vest in equal annual installments over two or three years. Awards granted with performance-based vesting criteria typically vest in annual installments over two or three years subject to achievement of certain financial and operating results of the Company.

For the restricted stock units granted in 2019, a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting will be calculated on the vesting date based on the grant date value. The first tranche of restricted stock units will vest upon the closing of the MUDS transaction, which the Company expects to close in the first half of 2020. Restricted stock units set to vest during 2020 are convertible into shares of MUDS common stock as of December 31, 2020, if the MUDS transaction closes. The remainder of the restricted stock unites vest through March 2022. The restricted stock units are included in Other liabilities, current on the consolidated balance sheets.

The fair value of restricted stock units is recognized as expense over the vesting period. During the year ended December 31, 2019, the Company recognized $1.2 million in stock-based compensation cost related to the issuance of the restricted stock units of which $0.1 million was capitalized to ore on leach pads.